RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
RESEARCH AND DEVELOPMENT COSTS
RESEARCH AND DEVELOPMENT COSTS
Research and development costs are as follows:

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Research and development costs expensed during the year	559,582	527,847	556,617
Amortization of capitalized development costs	139,629	115,191	100,502
Total research and development costs	699,211	643,038	657,119

Research and development costs expensed during the period primarily relate to Formula 1 activities and research and development activities to support the innovation of our product range and components, and in particular, in relation to hybrid and electric technology. Research and development costs also include amortization of capitalized development costs.